INVENTORIES	12 Months Ended
Dec. 31, 2017
INVENTORIES [Abstract]
INVENTORIES
12.	INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Raw materials	943,958,480	856,151,730
Work-in-progress	809,571,580	1,247,357,915
Finished goods	2,719,984,637	2,170,220,346
Total	4,473,514,697	4,273,729,991

Write-down of the carrying amount of inventory to its estimated market value was RMB98,791,960, RMB439,000,231 and RMB313,711,534 for the years ended December 31, 2015, 2016 and 2017, respectively, and were recorded as cost of revenues in the consolidated statements of operations. Inventory write downs were mainly related to the inventories whose market value is lower than its carrying amount due to lower photoelectric conversion efficiencies.

As of and December 31, 2016 and December 31, 2017, inventories with net book value of RMB61,000,000 and RMB171,141,796 were pledged as collateral for the Group’s borrowings (Note 22).